Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued payroll related expenses	¥ 108,868	¥ 114,496
Accrued advertising and marketing expenses	93,034	79,662
Accrued storage and transportation fees	31,264	38,269
Accrued leasehold improvement costs	12,621	33,370
Other taxes payable	17,863	22,886
Payable related to repurchase of ordinary shares		7,166
Refund obligation of sales return	3,739	4,530
Others	55,870	70,152
Accrued expenses and other liabilities	¥ 323,259	¥ 370,531